        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/01

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

RONN C. LOEWENTHAL d/b/a
LOEWENTHAL CAPITAL MANAGEMENT
235 Montgomery Street, Suite 920
San Francisco, CA  94104

Form 13F File Number:  28-05315

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RONN C. LOEWENTHAL
415-788-4823

Signature, Place and Date of Signing:

/s/ Ronn C. Loewenthal
___________________________________
Ronn C. Loewenthal,
d/b/a Loewenthal Capital Management
San Francisco, CA
05/11/01

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total (x$1000):  29,188

List of Other Included Managers:  None

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
FORM 13F INFORMATION TABLE
LOEWENTHAL CAPITAL MANAGEMENT


                           Title
                            of               Value   Shrs or  SH/  PUT/  Invest  Other   Voting Authority
Name of Issuer             Class   CUSIP    (x$1000) Prn Amt  PRN  CALL  Discr   Mgrs   Sole  Shared  None

AOL Time Warner Inc.        COM  02364J104      803   20000    SH         Sole          20000
Abbott Laboratories         COM  002824100     1133   24000    SH         Sole          24000
American International      COM  026874107      805   10000    SH         Sole          10000
  Group
Applied Microsystems Com    COM  037935103      225  100000    SH         Sole         100000
Ariba Inc                   COM  04033V104       79   10000    SH         Sole          10000
Atmel Corp                  COM  049513104      294   30000    SH         Sole          30000
Automatic Data Processing   COM  053015103      979   18000    SH         Sole          18000
  Inc
Avanex Corp Com             COM  05348W109      106   10000    SH         Sole          10000
Chippac, Inc                COM  169657103      292   60000    SH         Sole          60000
Cisco Systems               COM  17275R102      553   35000    SH         Sole          35000
Citigroup Inc Com           COM  172967101     1050   23333    SH         Sole          23333
Commerce One, Inc.          COM  200693109      233   25000    SH         Sole          25000
Corvis Corporation          COM  221009103      281   40000    SH         Sole          40000
Dell Computer Corp Com      COM  247025109      925   36000    SH         Sole          36000
Extreme Networks            COM  30226D106      152   10000    SH         Sole          10000
Federal Home Ln Mtg Cp Com  COM  313400301     1102   17000    SH         Sole          17000
General Electric Co         COM  369604103      795   19000    SH         Sole          19000
Gillette                    COM  375766102      842   27000    SH         Sole          27000
Globespan Inc Com           COM  379571102      328   15000    SH         Sole          15000
Halliburton Co Com          COM  406216101     1102   30000    SH         Sole          30000
Home Depot Inc              COM  437076102      474   11000    SH         Sole          11000
I2 Technologies Inc.        COM  465754109      145   10000    SH         Sole          10000
  Common
Intel                       COM  458140100     1842   70000    SH         Sole          70000
International Business      COM  459200101      962   10000    SH         Sole          10000
  Machine
Interwoven Inc Com          COM  46114T102      201   20000    SH         Sole          20000
Linear Technology Corp      COM  535678106      370    9000    SH         Sole           9000
Maxin Integrated Products   COM  57772K101      333    8000    SH         Sole           8000
  Inc
Mbna Corp Com               COM  55262L100      827   25000    SH         Sole          25000
Medtronic Inc               COM  585055106      778   17000    SH         Sole          17000
Merck & Co Inc Com          COM  589331107      911   12000    SH         Sole          12000
Microsoft                   COM  594918104      820   15000    SH         Sole          15000
Northern Trust Corp         COM  665859104      750   12000    SH         Sole          12000
O2 Micro                    COM  G6797e106      147   25000    SH         Sole          25000
On Semiconductor            COM  682189105      187   35000    SH         Sole          35000
Oni Systems Corp            COM  68273F103      390   20000    SH         Sole          20000
Oplink Communications       COM  68375Q106      112   30000    SH         Sole          30000
Patient Infosystems Com     COM  702915109        1   10000    SH         Sole          10000
Pepsico Inc Com             COM  713448108     1011   23000    SH         Sole          23000
Pfizer Inc                  COM  717081103      409   10000    SH         Sole          10000


Portal Software Inc Com     COM  736126103      253   30000    SH         Sole          30000
Providan Financial Grp      COM  74406A102      736   15000    SH         Sole          15000
Redback Networks Inc Com    COM  757209101      196   15000    SH         Sole          15000
Safeway                     COM  786514208     1048   19000    SH         Sole          19000
Seebeyond Technology Corp   COM  815704101     1275  100000    SH         Sole         100000
TTM Technologies            COM  87305R109      127   25000    SH         Sole          25000
Viacom B Inc                COM  925524308      923   21000    SH         Sole          21000
Vignette Corp               COM  926734104      509   79000    SH         Sole          79000
Virage Inc                  COM  92763q106      103   50000    SH         Sole          50000
Vitria Technology, Inc.     COM  92849Q104      114   30000    SH         Sole          30000
Wal Mart Stores Inc Com     COM  931142103      858   17000    SH         Sole          17000
Diageo PLC Spons ADR New    ADR  252787106      297    3000    SH         Sole           3000